Nature of Business and Organization	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Nature of Business and Organization
1.	Nature of Business and Organization

Organization

Change Healthcare Inc. (the “Company”), a Delaware corporation, was formed on June 22, 2016 to hold an equity investment in Change Healthcare LLC (the “Joint Venture”), a joint venture between the Company and McKesson Corporation (“McKesson”). As of September 30, 2019, the Company and McKesson each owned approximately 41% and 59%, respectively, of the membership interest in the Joint Venture, subject to adjustment based on exercise of equity-based awards or other changes in the number of the Joint Venture’s membership units outstanding.

The Transactions

In June 2016, the Company, the Joint Venture, Change Healthcare Holdings, LLC, Change Healthcare Intermediate Holdings, LLC, Change Healthcare Performance, Inc. (“Legacy CHC”) and its stockholders—including affiliates of The Blackstone Group, Inc. (formerly known as the Blackstone Group L.P.) (“Blackstone”) and Hellman & Friedman LLC entered into an Agreement of Contribution and Sale (the “Contribution Agreement”) with McKesson (together with the Company, the “Members”). Under the terms of the Contribution Agreement, the parties agreed to form the Joint Venture, a joint venture that combined the majority of the McKesson Technology Solutions businesses, excluding McKesson’s Enterprise Information Solutions business and RelayHealth Pharmacy Network (such contributed businesses, “Core MTS”), with substantially all of the assets and operations of Legacy CHC, but excluding Legacy CHC’s pharmacy claims switching and prescription routing businesses (such excluded business, the “eRx Network” and the businesses contributed by Legacy CHC, together with Core MTS, the “Contributed Businesses”). The creation of the Joint Venture, including the contribution of the Contributed Businesses and related transactions, is collectively referred to as the “Transactions”. The Transactions closed on March 1, 2017.

Amendment of Certificate of Incorporation

Effective June 26, 2019 and in contemplation of its initial public offering of common stock, the Company amended its certificate of incorporation to effect a 126.4 for 1 stock split for all previously issued shares of common stock, to increase the authorized number of common stock, and to authorize shares of preferred stock. Following this amendment, the authorized shares include 9,000,000,000 shares of common stock (par value $.001 per share), 1 share of Class X stock (par value $.001 per share), and 900,000,000 shares of preferred stock (par value $.001 per share). All issued or outstanding shares or related share-based payment arrangement disclosures included herein have been retrospectively adjusted for the stock split.

Initial Public Offering

Effective July 1, 2019, the Company completed its initial public offering of 49,285,713 shares of common stock and a concurrent offering of 5,750,000 of tangible equity units (“TEUs”) for net proceeds of $608,679 and $278,875, respectively. The proceeds of the offering of common stock were subsequently contributed to the Joint Venture in exchange for 49,285,713 additional units of the Joint Venture, which together with the Company’s existing holdings represents an approximately 41% interest in the Joint Venture. The proceeds of the offering of TEUs were used to acquire TEUs of the Joint Venture that substantially mirror the terms of the TEUs included in the offering. The Joint Venture, in turn, used the proceeds received from the Company to repay $805,000 of its indebtedness under the Term Loan Facility without penalty in July 2019. The Joint Venture repaid an additional $97,750 of its indebtedness under the Term Loan Facility without penalty during the six months ended September 30, 2019 for a total paydown of $902,750.

1.	Nature of Business and Organization

Organization

Change Healthcare Inc. (formerly HCIT Holdings, Inc.) (the “Company”), a Delaware corporation, was formed on June 22, 2016 to hold an equity investment in Change Healthcare LLC (the “Joint Venture”), a joint venture between the Company and McKesson Corporation (“McKesson”). The Company and McKesson each owns approximately 30% and 70%, respectively, of the membership interests of the Joint Venture (the “LLC Units”) , subject to adjustment based on exercise of equity-based awards or other changes in the number of the Joint Venture’s LLC Units outstanding.

The Joint Venture Transactions

In June 2016, the Company, the Joint Venture, Change Healthcare Holdings, LLC, Change Healthcare Intermediate Holdings, LLC, Change Healthcare Performance, Inc. (formerly Change Healthcare, Inc.) (“Legacy CHC”) and its stockholders—including affiliates of The Blackstone Group, L.P. (“Blackstone”) and Hellman & Friedman LLC (“Hellman & Friedman”)—entered into an Agreement of Contribution and Sale (the “Contribution Agreement”) with McKesson (together with the Company, the “Members”). Under the terms of the Contribution Agreement, the parties agreed to form the Joint Venture, a joint venture that combined the majority of the McKesson Technology Solutions businesses, excluding McKesson’s Enterprise Information Solutions business and RelayHealth Pharmacy Network (such contributed businesses, “Core MTS”), with substantially all of the assets and operations of Legacy CHC, but excluding Legacy CHC’s pharmacy claims switching and prescription routing businesses (such excluded business, the “eRx Network” and the businesses contributed by Legacy CHC, together with Core MTS, the “Contributed Businesses”). The creation of the Joint Venture, including the contribution of the Contributed Businesses and related transactions, is collectively referred to as the “Joint Venture Transactions.” The Joint Venture Transactions closed on March 1, 2017.

Pursuant to the terms of the Contribution Agreement, (i) the Legacy CHC stockholders, directly and indirectly, transferred ownership of substantially all of Legacy CHC to the Joint Venture in consideration of (a) the payment at the closing of the Joint Venture Transactions by the Joint Venture to Legacy CHC’s stockholders and certain participants in the Legacy CHC Amended and Restated 2009 Equity Incentive Plan (the “Legacy CHC Equity Plan”) of approximately (A) $1.8 billion, (B) stock in eRx Network Holdings, Inc., and (C) the 2017 Tax Receivable Agreement (as described in Note 19) and (b) the issuance to the Company of membership interests in the Joint Venture; and (ii) McKesson caused Core MTS to be transferred to the Joint Venture in consideration of (a) the assumption and subsequent payment at the closing of the Joint Venture Transactions by the Joint Venture to McKesson of a promissory note in the amount of approximately $1.3 billion, (b) the issuance of membership interests in the Joint Venture and (c) the McKesson Tax Receivable Agreement.

In connection with the Joint Venture Transactions, the Joint Venture, through its subsidiaries, entered into new senior secured credit facilities, consisting of a term loan facility in the amount of $5.1 billion and a revolving credit facility in an aggregate principal amount of $500 million, and issued $1.0 billion of 5.75% senior notes due 2025. The proceeds were used to make all payments to the Legacy CHC stockholders, certain participants in the Legacy CHC Equity Plan and McKesson described above, to refinance certain of Legacy CHC’s existing indebtedness and to pay fees and expenses incurred in connection with the Joint Venture Transactions.

Amendment to Certificate of Incorporation

Effective June 26, 2019 and in contemplation of its initial public offering of common stock, the Company amended its certificate of incorporation to effect a 126.4-for-1 stock split for all previously issued shares of common stock, as well as to increase the authorized number of common stock, and to authorize shares of preferred stock. All issued or outstanding shares or related share-based payment arrangement disclosures included herein have been retrospectively adjusted for the stock split.